Share-Based Compensation (Details) - Schedule of exercise prices and remaining contractual life $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	1,877,713
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 2,005,143
No. of options exercisable	1,097,952
Exercise Price One [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	688,026
Average Remaining contractual Life (in years)	5 years 7 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 1,630,623
No. of options exercisable	686,720
Exercise Price Two [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Average Remaining contractual Life (in years)	9 years 306 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 349,250
No. of options exercisable	13,889
Exercise Price Three [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	66,500
Average Remaining contractual Life (in years)	9 years 277 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 25,270
No. of options exercisable
Exercise Price Four [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	687,303
Average Remaining contractual Life (in years)	7 years 200 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	377,329
Exercise Price Five [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Average Remaining contractual Life (in years)	9 years 142 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Six [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	12,943
Average Remaining contractual Life (in years)	8 years 156 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	3,909
Exercise Price Seven [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.21
Number of options outstanding	2,421
Average Remaining contractual Life (in years)	8 years 9 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	605
Exercise Price Eight [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.40
Number of options outstanding	5,020
Average Remaining contractual Life (in years)	9 years 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Nine [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 90.16
Number of options outstanding	15,500
Average Remaining contractual Life (in years)	1 year 69 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	15,500